Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 2,095	$ 2,168	$ 2,111
Additions charged to expense	4,693	3,507	2,959
Accounts written off, less recoveries	(2,454)	(3,580)	(2,902)
Ending Balance	$ 4,334	$ 2,095	$ 2,168